UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2012

Date of reporting period:	12/31/2011

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense
2,423	Moog, Inc. (Class A Stock)*	$ 106,442
2,160	Teledyne Technologies, Inc.*	118,476

		224,918

Air Freight & Logistics — 0.6%
3,056	Hub Group, Inc. (Class A Stock)*	99,106
1,213,972	UTi Worldwide, Inc.	16,133,688

		16,232,794

Biotechnology — 0.5%
3,904	BioMarin Pharmaceutical, Inc.*(a)	134,219
401,841	Cepheid, Inc.*(a)	13,827,349
3,084	United Therapeutics Corp.*(a)	145,719

		14,107,287

Capital Markets — 1.6%
790,138	Eaton Vance Corp.(a)	18,678,862
2,882	Evercore Partners, Inc. (Class A Stock)	76,719
896,334	Waddell & Reed Financial, Inc. (Class A Stock)	22,202,193

		40,957,774

Chemicals — 2.0%
576,860	Albemarle Corp.	29,714,059
556,422	Intrepid Potash, Inc.*(a)	12,591,830
1,986,017	Spartech Corp.*	9,393,860

		51,699,749

Commercial Banks — 4.6%
1,042,323	Bank of the Ozarks, Inc.	30,884,030
364,803	BOK Financial Corp.	20,038,629
643,155	First Republic Bank*(a)	19,686,975
1,043,083	FirstMerit Corp.	15,781,846
471,611	Prosperity Bancshares, Inc.	19,029,504
280,063	SVB Financial Group*(a)	13,356,204

		118,777,188

Commercial Services & Supplies — 3.3%
595,643	Clean Harbors, Inc.*(a)	37,960,328
1,019,786	Mobile Mini, Inc.*(a)	17,795,266
880,744	Waste Connections, Inc.	29,187,856

		84,943,450

Communications Equipment — 2.5%
891,530	ADTRAN, Inc.	26,888,545
857,119	Finisar Corp.*(a)	14,352,457
712,381	NETGEAR, Inc.*	23,914,630
20,296	Oclaro, Inc.*	57,235

		65,212,867

Construction & Engineering — 2.9%
984,133	Chicago Bridge & Iron Co. NV	37,200,228
3,479,089	Great Lakes Dredge & Dock Corp.	19,343,735
539,236	URS Corp.*	18,937,968

		75,481,931

Consumer Finance — 0.8%
682,147	Green Dot Corp. (Class A Stock)*(a)	21,296,629

Diversified Consumer Services — 0.9%
1,031,791	Bridgepoint Education, Inc.*(a)	23,731,193

Diversified Telecommunication Services — 1.7%
849,896	Lumos Networks Corp.	13,037,405
1,592,141	tw telecom, Inc.*(a)	30,855,692

		43,893,097

Electric Utilities — 0.8%
271,693	ITC Holdings Corp.	20,616,065

Electrical Equipment
3,590	AMETEK, Inc.	151,139

Electronic Equipment & Instruments — 1.0%
2,500	Anixter International, Inc.*(a)	149,100
989,081	FLIR Systems, Inc.	24,796,261
4,527	Plexus Corp.*	123,949

		25,069,310

Energy Equipment & Services — 2.8%
162,831	Core Laboratories NV(a)	18,554,592
259,644	Dresser-Rand Group, Inc.*(a)	12,958,832
266,557	Dril-Quip, Inc.*	17,544,782
1,498,532	Key Energy Services, Inc.*(a)	23,182,290

		72,240,496

Food & Staples Retailing — 2.6%
897,322	Ruddick Corp.	38,261,810
697,635	United Natural Foods, Inc.*	27,912,377

		66,174,187

Food Products — 2.8%
1,216,328	Adecoagro SA*	10,059,033
5,455	B&G Foods, Inc.	131,302
1,887,349	Darling International, Inc.*(a)	25,082,868
381,361	Diamond Foods, Inc.(a)	12,306,519
2,417,243	SunOpta, Inc.*	11,651,111
206,442	TreeHouse Foods, Inc.*	13,497,178

		72,728,011

Healthcare Equipment & Supplies — 1.2%
1,759	IDEXX Laboratories, Inc.*(a)	135,373
993,327	Insulet Corp.*(a)	18,704,347
1,373	Neogen Corp.*	42,069
529,451	Volcano Corp.*	12,595,639

		31,477,428

Healthcare Providers & Services — 7.9%
552,027	Air Methods Corp.*(a)	46,618,680
364,478	AMERIGROUP Corp.*(a)	21,533,360
1,302,410	Bio-Reference Labs, Inc.*(a)	21,190,211
615,726	Catalyst Health Solutions, Inc.*	32,017,752
533,507	Centene Corp.*	21,121,542
3,914	LifePoint Hospitals, Inc.*	145,405
437,027	MWI Veterinary Supply, Inc.*(a)	29,036,074
814,557	Universal Health Services, Inc. (Class B Stock)	31,653,685
6,598	Vanguard Health Systems, Inc.*	67,432

		203,384,141

Hotels, Restaurants & Leisure — 2.6%
900,944	Cheesecake Factory, Inc. (The)*(a)	26,442,706
8,181	Pinnacle Entertainment, Inc.*	83,119
785,554	Texas Roadhouse, Inc.	11,704,755
696,092	Vail Resorts, Inc.	29,486,457

		67,717,037

Household Products — 0.8%
438,475	Church & Dwight Co., Inc.(a)	20,064,616

Insurance — 3.8%
5,733	Aspen Insurance Holdings Ltd.	151,925
1,278,726	Protective Life Corp.	28,848,059
513,814	StanCorp Financial Group, Inc.	18,882,664
1,082,071	Symetra Financial Corp.	9,814,384
5,286	Validus Holdings Ltd.	166,509
87,937	White Mountains Insurance Group Ltd.	39,875,912
4,482	WR Berkley Corp.	154,136

		97,893,589

Internet & Catalog Retail — 0.3%
1,375,929	Vitacost.com, Inc.*(a)	8,558,278

Internet Software & Services
9,224	Digital River, Inc.*	138,545
15,842	Monster Worldwide, Inc.*	125,627

		264,172

IT Services — 4.1%
288,369	Alliance Data Systems Corp.*(a)	29,944,237
340,836	Gartner, Inc.*	11,850,868
441,790	Global Payments, Inc.	20,932,010
605,002	InterXion Holding NV*	8,137,277
609,013	ServiceSource International, Inc.*(a)	9,555,414
476,740	Wright Express Corp.*	25,877,447

		106,297,253

Life Sciences Tools & Services — 1.0%
1,050,276	Bruker Corp.*(a)	13,044,428
185,889	Techne Corp.	12,688,783

		25,733,211

Machinery — 8.8%
642,924	AGCO Corp.*	27,626,444
385,138	CIRCOR International, Inc.	13,599,223
1,158,338	Colfax Corp.*(a)	32,989,466
318,698	Crane Co.	14,886,383
390,549	Graco, Inc.	15,969,549
847,028	IDEX Corp.	31,433,209
360,238	Pentair, Inc.(a)	11,992,323
667,788	RBC Bearings, Inc.*	27,846,760
526,663	Watts Water Technologies, Inc. (Class A Stock)	18,017,141
794,045	Woodward, Inc.	32,500,262

		226,860,760

Media — 1.5%
798,845	Cinemark Holdings, Inc.	14,770,644
522,157	John Wiley & Sons, Inc. (Class A Stock)	23,183,771

		37,954,415

Metals & Mining — 2.5%
242,984	Compass Minerals International, Inc.	16,729,449
2,231,719	Hecla Mining Co.(a)	11,671,890
562,609	Reliance Steel & Aluminum Co.	27,393,432
2,304,174	US Gold Corp.*(a)	7,742,025

		63,536,796

Multiline Retail — 0.3%
213,970	Big Lots, Inc.*	8,079,507

Oil, Gas & Consumable Fuels — 3.9%
631,528	Bill Barrett Corp.*	21,516,159
2,807	Carrizo Oil & Gas, Inc.*(a)	73,965
7,670	Cobalt International Energy, Inc.*	119,038
19,295	James River Coal Co.*(a)	133,521
1,612,211	Kodiak Oil & Gas Corp.*(a)	15,316,005
2,378,600	Quicksilver Resources, Inc.*(a)	15,960,406
774,234	Rosetta Resources, Inc.*(a)	33,679,179
278,099	Whiting Petroleum Corp.*	12,984,442

		99,782,715

Personal Products
2,449	Herbalife Ltd.	126,540

Pharmaceuticals — 1.3%
185,146	Perrigo Co.(a)	18,014,706
1,766	Sagent Pharmaceuticals, Inc.*	37,086
333,367	Salix Pharmaceuticals Ltd.*(a)	15,951,611

		34,003,403

Professional Services — 2.3%
666,632	Corporate Executive Board Co. (The)	25,398,679
772,685	FTI Consulting, Inc.*(a)	32,777,298
1,560	Huron Consulting Group, Inc.*	60,434
1,776	IHS, Inc. (Class A Stock)*	153,020
4,627	Korn/Ferry International*	78,937
5,996	Robert Half International, Inc.	170,646

		58,639,014

Real Estate Investment Trusts — 5.9%
1,721,165	Capstead Mortgage Corp.	21,411,293
6,634,410	Chimera Investment Corp.(a)	16,652,369
1,774,845	CreXus Investment Corp.	18,422,891
2,156,465	DCT Industrial Trust, Inc.(a)	11,041,101
7,648	Douglas Emmett, Inc.(a)	139,500
3,463	First Potomac Realty Trust	45,192
4,030,176	Hersha Hospitality Trust	19,667,259
4,314,413	MFA Financial, Inc.	28,992,855
253,791	Mid-America Apartment Communities, Inc.	15,874,627
2,018,236	Summit Hotel Properties, Inc.	19,052,148

		151,299,235

Road & Rail — 2.1%
2,760	Genesee & Wyoming, Inc. (Class A Stock)*	167,201
1,643,310	Heartland Express, Inc.(a)	23,482,900
3,509	JB Hunt Transport Services, Inc.	158,151
453,634	Kansas City Southern*	30,851,648

		54,659,900

Semiconductors & Semiconductor Equipment — 4.0%
1,326,359	ATMI, Inc.*	26,566,971
968,973	Cavium, Inc.*(a)	27,547,902
356,433	Hittite Microwave Corp.*	17,600,662
994,720	Power Integrations, Inc.(a)	32,984,915

		104,700,450

Software — 3.6%
923,324	Ariba, Inc.*	25,926,938
15,070	Cadence Design Systems, Inc.*(a)	156,728
692,206	CommVault Systems, Inc.*	29,571,040
561,192	Informatica Corp.*	20,724,820
648,603	QLIK Technologies, Inc.*(a)	15,696,193

		92,075,719

Specialty Retail — 1.6%
1,425,394	Express, Inc.*	28,422,356
357,954	Williams-Sonoma, Inc.	13,781,229

		42,203,585

Textiles, Apparel & Luxury Goods — 3.2%
297,758	Deckers Outdoor Corp.*	22,501,572
450,092	PVH Corp.	31,726,985
410,685	Vera Bradley, Inc.*(a)	13,244,591
323,670	Warnaco Group, Inc. (The)*	16,196,447

		83,669,595

Thrifts & Mortgage Finance — 0.3%
235,660	WSFS Financial Corp.	8,474,334

Wireless Telecommunication Services — 3.2%
908,551	NTELOS Holdings Corp.	18,516,269
1,498,915	SBA Communications Corp. (Class A Stock)*(a)	64,393,389

		82,909,658

	TOTAL LONG-TERM INVESTMENTS (cost $2,076,844,783)	2,523,903,436

SHORT-TERM INVESTMENT — 19.5%
Affiliated Money Market Mutual Fund
503,238,516	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $503,238,516; includes $444,475,354 of cash collateral received for securities on loan)(b)(c)	503,238,516

	TOTAL INVESTMENTS — 117.1% (cost $2,580,083,299)(d)	3,027,141,952
	LIABILITIES IN EXCESS OF OTHER ASSETS — (17.1%)	(441,163,530)

	NET ASSETS — 100.0%	$2,585,978,422

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $432,296,698; cash collateral of $444,475,354 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,601,949,006	$553,585,699	$(128,392,753)	$425,192,946

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustment as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,523,903,436	$—	$—
Affiliated Money Market Mutual Fund	503,238,516	—	—

Total	$3,027,141,952	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 21, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 21, 2012

*	Print the name and title of each signing officer under his or her signature.